Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.1%
7,130		iShares Core S&P 500 ETF	$3,234,952	2.1
49,470		Schwab U.S. TIPS ETF	3,139,366	2.0
52,988		Vanguard Global ex-U.S. Real Estate ETF	3,140,069	2.0
44,046		Vanguard Real Estate ETF	4,782,515	3.0

		Total Exchange-Traded Funds
		(Cost $12,653,197)	14,296,902	9.1

MUTUAL FUNDS: 88.4%
		Affiliated Investment Companies: 60.2%
1,292,080		Voya Global Bond Fund - Class R6	12,378,128	7.9
1,929,806		Voya High Yield Bond Fund - Class R6	15,631,428	10.0
1,641,494		Voya Intermediate Bond Fund - Class R6	17,120,785	10.9
141,869	(1)	Voya MidCap Opportunities Fund - Class R6	4,778,147	3.1
485,643		Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,240,933	4.6
1,718,856		Voya Multi-Manager International Equity Fund - Class I	24,768,719	15.8
674,739		Voya Multi-Manager International Factors Fund - Class I	7,705,522	4.9
393,136		Voya Multi-Manager Mid Cap Value Fund - Class I	4,717,633	3.0
			94,341,295	60.2

		Unaffiliated Investment Companies: 28.2%
819,669		TIAA-CREF S&P 500 Index Fund - Institutional Class	41,065,423	26.2
108,046		TIAA-CREF SmallCap Blend Index Fund - Institutional Class	3,047,973	2.0
			44,113,396	28.2

		Total Mutual Funds
		(Cost $109,300,096)	138,454,691	88.4

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 0.684%, (US0001M + 0.600%), 07/25/2033	2,444	0.0
8,819	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 4.842%, 12/25/2037	8,931	0.0

		Total Asset-Backed Securities
		(Cost $11,336)	11,375	0.0

		Total Long-Term Investments
		(Cost $121,964,629)	152,762,968	97.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,296,441	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,296,441)	1,296,441	0.8

	Total Short-Term Investments
	(Cost $1,296,441)	1,296,441	0.8

	Total Investments in Securities (Cost $123,261,070)	$154,059,409	98.3
	Assets in Excess of Other Liabilities	2,636,708	1.7
	Net Assets	$156,696,117	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of August 31, 2021.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,296,902	$–	$–	$14,296,902
Mutual Funds	138,454,691	–	–	138,454,691
Asset-Backed Securities	–	11,375	–	11,375
Short-Term Investments	1,296,441	–	–	1,296,441
Total Investments, at fair value	$154,048,034	$11,375	$–	$154,059,409
Other Financial Instruments+
Forward Foreign Currency Contracts	–	290,834	–	290,834
Futures	1,131,929	–	–	1,131,929
Total Assets	$155,179,963	$302,209	$–	$155,482,172
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(83,940)	$–	$(83,940)
Futures	(237,923)	–	–	(237,923)
Total Liabilities	$(237,923)	$(83,940)	$–	$(321,863)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$12,461,265	$(84,385)	$(114,108)	$115,356	$12,378,128	$143,382	$(5,105)	$-
Voya High Yield Bond Fund - Class R6	15,576,671	173,897	(267,744)	148,604	15,631,428	207,322	1,923	-
Voya Intermediate Bond Fund - Class R6	17,056,433	104,079	(250,508)	210,781	17,120,785	124,814	(8,890)	-
Voya MidCap Opportunities Fund - Class R6	4,402,572	(21,426)	(121,319)	518,320	4,778,147	-	3,299	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,401,376	-	(3,154,861)	(2,005,582)	7,240,933	-	1,636,664	-
Voya Multi-Manager International Equity Fund - Class I	24,809,786	202,228	(431,653)	188,358	24,768,719	-	4,147	-
Voya Multi-Manager International Factors Fund - Class I	7,895,194	25,648	(252,604)	37,284	7,705,522	-	61,755	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,720,548	22,310	(133,375)	108,150	4,717,633	-	4,210	6,854
	$99,323,845	$422,351	$(4,726,172)	$(678,729)	$94,341,295	$475,518	$1,698,003	$6,854

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 3,400,000	USD 2,505,955	Bank of America N.A.	09/03/21	$(18,668)
EUR 1,600,000	USD 1,902,391	Bank of America N.A.	09/03/21	(13,153)
NOK 60,200,000	USD 6,839,841	Bank of America N.A.	09/03/21	84,284
USD 2,918,783	GBP 2,100,000	Bank of America N.A.	09/03/21	31,582
USD 3,489,210	NZD 5,000,000	Brown Brothers Harriman & Co.	09/03/21	(34,050)
SGD 8,100,000	USD 5,988,445	Citibank N.A.	09/03/21	36,314
USD 5,617,701	JPY 613,400,000	Morgan Stanley Capital Services LLC	09/03/21	42,046
USD 7,194,804	CHF 6,500,000	Morgan Stanley Capital Services LLC	09/03/21	96,608
CAD 2,300,000	USD 1,841,075	UBS AG	09/03/21	(18,069)
				$206,894

At August 31, 2021, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	119	09/17/21	$26,896,975	$884,529
			$26,896,975	$884,529
Short Contracts:
EURO STOXX 50® Index	(177)	09/17/21	(8,739,025)	(144,624)
MSCI Emerging Markets Index	(97)	09/17/21	(6,301,120)	247,400
Tokyo Price Index (TOPIX)	(34)	09/09/21	(6,071,263)	(75,395)
U.S. Treasury 5-Year Note	(44)	12/31/21	(5,443,625)	(17,904)
			$(26,555,033)	$9,477

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $124,558,925.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,073,500
Gross Unrealized Depreciation	(1,594,590)

Net Unrealized Appreciation	$30,478,910